Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 8,680	$ 8,680
Less: Accumulated amortization	(3,198)	(1,666)
Intangible assets, net	5,482	7,014
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	7,300	7,300
Less: Accumulated amortization	(2,169)	(1,126)
Trademark
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	120	120
Less: Accumulated amortization	(120)	(65)
Technology platform
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	1,150	1,150
Less: Accumulated amortization	(799)	(415)
Noncompetition agreement
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	110	110
Less: Accumulated amortization	$ (110)	$ (60)